Supplemental Subsidiary Guarantors (Details) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Jul. 29, 2011	Jul. 30, 2010	Jul. 29, 2011	Jul. 30, 2010	Oct. 29, 2010
Condensed Consolidating Statement of Income
Net sales	$ 1,136,352	$ 850,002	$ 3,068,613	$ 2,475,446
Cost of sales	739,626	560,217	2,013,615	1,653,427
Product development, selling and administrative expenses	165,325	118,262	438,985	354,547
Other (income) expense	(4,591)	(903)	(7,839)	(3,054)
Operating income (loss)	235,992	172,426	623,852	470,526
Intercompany items	0	0	0	0
Interest income (expense) - net	(6,032)	(3,939)	(13,600)	(12,865)
Reorganization items	0	(145)	(35)	(740)
Income (loss) from continuing operations before income taxes and equity	229,960	168,342	610,217	456,921
Provision (benefit) for income taxes	58,155	49,839	174,208	141,760
Equity in income (loss) of subsidiaries	0	0	0	0
Income from continuing operations	171,805	118,503	436,009	315,161
ASSETS
Current assets	2,702,183		2,702,183		2,361,927
Current assets of discontinued operations	351,579		351,579		0
Property, plant and equipment-net	504,384		504,384		378,024
Intangible assets-net	796,940		796,940		304,517
Other assets	342,192		342,192		226,545
Non-current assets of discontinued operation	233,080		233,080		0
Total assets	4,930,358		4,930,358		3,271,013
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	1,569,352		1,569,352		1,023,324
Current liabilities of discontinued operation	200,740		200,740		0
Long-term debt	873,366		873,366		396,326
Accrued pension costs	325,964		325,964		428,348
Other non-current liabilities	82,565		82,565		80,649
Shareholders' equity	1,878,371		1,878,371		1,342,366
Total liabilities and shareholders' equity	4,930,358		4,930,358		3,271,013
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			346,134	372,929
Net cash used by operating activities - discontinued operations			(2,444)	0
Net cash provided by operating activities			343,690	372,929
Investing Activities
Investment in IMM			(140,613)	0
Acquisition of Le Tourneau			(1,041,161)	0
Other			(72,675)
Net cash used by investing activities - continuing operations			(1,254,449)	(52,939)
Net cash used by investing activities - discontinued operations			(361)	0
Net cash used by investing activities			(1,254,810)	(52,939)
Share-based payment awards			70,426	24,187
Changes in short and long-term obligations, net			508,861
Other			(64,305)
Net cash provided by financing activities - continuing operations			514,982	(42,901)
Net cash provided by financing activities - discontinued operations			0	0
Net cash provided by financing activities			514,982	(42,901)
Effect of exchange rate changes on cash and cash equivalents			23,649	(132)
Increase (decrease) in cash and cash equivalents			(372,489)	276,957
Cash and cash equivalents at Beginning of Period			815,581	471,685
Cash and cash equivalents at End of Period	443,092	748,642	443,092	748,642
Parent Company [Member]
Condensed Consolidating Statement of Income
Net sales	0	0	0	0
Cost of sales	0	0	0	0
Product development, selling and administrative expenses	24,102	9,503	49,760	32,586
Other (income) expense	0	0	0	0
Operating income (loss)	(24,102)	(9,503)	(49,760)	(32,586)
Intercompany items	4,778	10,097	31,014	30,959
Interest income (expense) - net	(8,687)	(7,135)	(23,637)	(20,727)
Reorganization items	0	(145)	(35)	(740)
Income (loss) from continuing operations before income taxes and equity	(28,011)	(6,686)	(42,418)	(23,094)
Provision (benefit) for income taxes	(29,103)	(9,373)	(51,481)	(24,743)
Equity in income (loss) of subsidiaries	170,713	115,816	426,946	313,512
Income from continuing operations	171,805	118,503	436,009	315,161
ASSETS
Current assets	109,300		109,300		488,248
Current assets of discontinued operations	0		0
Property, plant and equipment-net	1,589		1,589		964
Intangible assets-net	0		0		0
Other assets	3,011,794		3,011,794		1,710,957
Non-current assets of discontinued operation	0		0
Total assets	3,122,683		3,122,683		2,200,169
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	41,724		41,724		21,885
Current liabilities of discontinued operation	0		0
Long-term debt	871,359		871,359		396,094
Accrued pension costs	310,782		310,782		413,302
Other non-current liabilities	20,447		20,447		29,565
Shareholders' equity	1,878,371		1,878,371		1,339,323
Total liabilities and shareholders' equity	3,122,683		3,122,683		2,200,169
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			285,682
Net cash used by operating activities - discontinued operations			0
Net cash provided by operating activities			285,682	228,969
Investing Activities
Investment in IMM			(140,613)
Acquisition of Le Tourneau			(1,041,161)
Other			(1,029)
Net cash used by investing activities - continuing operations			(1,182,803)
Net cash used by investing activities - discontinued operations			0
Net cash used by investing activities			(1,182,803)	(353)
Share-based payment awards			70,426
Changes in short and long-term obligations, net			500,000
Other			(64,305)
Net cash provided by financing activities - continuing operations			506,121
Net cash provided by financing activities - discontinued operations			0
Net cash provided by financing activities			506,121	(42,941)
Effect of exchange rate changes on cash and cash equivalents			0	0
Increase (decrease) in cash and cash equivalents			(391,000)	185,675
Cash and cash equivalents at Beginning of Period			439,295	146,223
Cash and cash equivalents at End of Period	48,295	331,898	48,295	331,898
Subsidiary Guarantors [Member]
Condensed Consolidating Statement of Income
Net sales	709,209		1,942,124
Cost of sales	474,322		1,303,238
Product development, selling and administrative expenses	80,189		215,114
Other (income) expense	15,975		51,059
Operating income (loss)	138,723		372,713
Intercompany items	(7,054)		(33,920)
Interest income (expense) - net	382		2,141
Reorganization items	0		0
Income (loss) from continuing operations before income taxes and equity	132,051		340,934
Provision (benefit) for income taxes	56,015		136,937
Equity in income (loss) of subsidiaries	41,721		152,658
Income from continuing operations	117,757		356,655
ASSETS
Current assets	1,127,307		1,127,307
Current assets of discontinued operations	103,829		103,829
Property, plant and equipment-net	280,845		280,845
Intangible assets-net	775,576		775,576
Other assets	1,258,620		1,258,620
Non-current assets of discontinued operation	192,550		192,550
Total assets	3,738,727		3,738,727
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	795,054		795,054
Current liabilities of discontinued operation	92,838		92,838
Long-term debt	1,932		1,932
Accrued pension costs	7,911		7,911
Other non-current liabilities	9,837		9,837
Shareholders' equity	2,831,155		2,831,155
Total liabilities and shareholders' equity	3,738,727		3,738,727
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			28,380
Net cash used by operating activities - discontinued operations			(4,640)
Net cash provided by operating activities			23,740
Investing Activities
Investment in IMM			0
Acquisition of Le Tourneau			0
Other			(43,370)
Net cash used by investing activities - continuing operations			(43,370)
Net cash used by investing activities - discontinued operations			(413)
Net cash used by investing activities			(43,783)
Share-based payment awards			0
Changes in short and long-term obligations, net			2,436
Other			0
Net cash provided by financing activities - continuing operations			2,436
Net cash provided by financing activities - discontinued operations			0
Net cash provided by financing activities			2,436
Effect of exchange rate changes on cash and cash equivalents			0
Increase (decrease) in cash and cash equivalents			(17,607)
Cash and cash equivalents at Beginning of Period			16,262
Cash and cash equivalents at End of Period	(1,345)		(1,345)
Non-Guarantors Subsidiaries [Member]
Condensed Consolidating Statement of Income
Net sales	721,649		1,884,478
Cost of sales	491,048		1,296,176
Product development, selling and administrative expenses	61,034		174,111
Other (income) expense	(20,566)		(58,898)
Operating income (loss)	190,133		473,089
Intercompany items	(34,681)		(82,808)
Interest income (expense) - net	2,273		7,896
Reorganization items	0		0
Income (loss) from continuing operations before income taxes and equity	157,725		398,177
Provision (benefit) for income taxes	31,243		88,752
Equity in income (loss) of subsidiaries	0		0
Income from continuing operations	126,482		309,425
ASSETS
Current assets	1,639,273		1,639,273
Current assets of discontinued operations	247,750		247,750
Property, plant and equipment-net	221,950		221,950
Intangible assets-net	21,364		21,364
Other assets	1,090,203		1,090,203
Non-current assets of discontinued operation	40,530		40,530
Total assets	3,261,070		3,261,070
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	806,328		806,328
Current liabilities of discontinued operation	107,902		107,902
Long-term debt	75		75
Accrued pension costs	7,271		7,271
Other non-current liabilities	52,281		52,281
Shareholders' equity	2,287,213		2,287,213
Total liabilities and shareholders' equity	3,261,070		3,261,070
Condensed Consolidating Statement of Cash Flows
Net cash provided by operating activities - continuing operations			32,072
Net cash used by operating activities - discontinued operations			2,196
Net cash provided by operating activities			34,268
Investing Activities
Investment in IMM			0
Acquisition of Le Tourneau			0
Other			(28,276)
Net cash used by investing activities - continuing operations			(28,276)
Net cash used by investing activities - discontinued operations			52
Net cash used by investing activities			(28,224)
Share-based payment awards			0
Changes in short and long-term obligations, net			6,425
Other			0
Net cash provided by financing activities - continuing operations			6,425
Net cash provided by financing activities - discontinued operations			0
Net cash provided by financing activities			6,425
Effect of exchange rate changes on cash and cash equivalents			23,649
Increase (decrease) in cash and cash equivalents			36,118
Cash and cash equivalents at Beginning of Period			360,024
Cash and cash equivalents at End of Period	3,961,429		3,961,429
Consolidation Eliminations [Member]
Condensed Consolidating Statement of Income
Net sales	(294,506)	(164,072)	(757,989)	(491,318)
Cost of sales	(225,744)	(126,472)	(585,799)	(395,516)
Product development, selling and administrative expenses	0	0	0	0
Other (income) expense	0	0	0	0
Operating income (loss)	(68,762)	(37,600)	(172,190)	(95,802)
Intercompany items	36,957	19,307	85,714	57,071
Interest income (expense) - net	0	0	0	0
Reorganization items	0	0	0	0
Income (loss) from continuing operations before income taxes and equity	(31,805)	(18,293)	(86,476)	(38,731)
Provision (benefit) for income taxes	0	0	0	0
Equity in income (loss) of subsidiaries	(212,434)	(141,722)	(579,604)	(421,430)
Income from continuing operations	(244,239)	(160,015)	(666,080)	(460,161)
ASSETS
Current assets	(173,697)		(173,697)		(107,110)
Current assets of discontinued operations	0		0
Property, plant and equipment-net	0		0		0
Intangible assets-net	0		0		0
Other assets	(5,018,425)		(5,018,425)		(2,952,246)
Non-current assets of discontinued operation	0		0
Total assets	(5,192,122)		(5,192,122)		(3,059,356)
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	(73,754)		(73,754)		(37,185)
Current liabilities of discontinued operation	0		0
Long-term debt	0		0		0
Accrued pension costs	0		0		0
Other non-current liabilities	0		0		0
Shareholders' equity	(5,118,368)		(5,118,368)		(3,022,171)
Total liabilities and shareholders' equity	$ (5,192,122)		$ (5,192,122)		$ (3,059,356)